American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2021

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 38.9%
Focused Dynamic Growth Fund G Class	135,737	8,894,814
NT Disciplined Growth Fund G Class	3,477,226	62,798,696
NT Equity Growth Fund G Class	6,092,343	84,135,258
NT Focused Large Cap Value Fund G Class	14,969,544	201,040,972
NT Growth Fund G Class	4,229,151	109,238,975
NT Heritage Fund G Class	3,362,682	61,066,302
NT Mid Cap Value Fund G Class	7,325,904	111,280,483
Small Cap Growth Fund G Class	796,309	23,515,001
Small Cap Value Fund G Class	2,050,666	23,705,703
Sustainable Equity Fund G Class	3,300,088	160,186,254
		845,862,458
Domestic Fixed Income Funds — 35.6%
Inflation-Adjusted Bond Fund G Class	7,436,302	97,861,731
NT Diversified Bond Fund G Class	36,951,229	414,962,299
NT High Income Fund G Class	9,344,931	93,355,858
Short Duration Fund G Class	9,555,314	99,757,477
Short Duration Inflation Protection Bond Fund G Class	5,838,365	66,265,445
		772,202,810
International Equity Funds — 13.4%
Non-U.S. Intrinsic Value Fund G Class	1,977,768	20,825,894
NT Emerging Markets Fund G Class	1,871,766	27,702,132
NT Global Real Estate Fund G Class	2,125,652	28,993,888
NT International Growth Fund G Class	6,401,242	101,203,640
NT International Small-Mid Cap Fund G Class	1,410,688	23,078,857
NT International Value Fund G Class	8,442,839	89,578,526
		291,382,937
International Fixed Income Funds — 12.1%
Emerging Markets Debt Fund G Class	4,315,630	45,184,649
Global Bond Fund G Class	16,812,096	176,190,764
International Bond Fund G Class	3,062,769	41,561,780
		262,937,193
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,680,559,934)		2,172,385,398
OTHER ASSETS AND LIABILITIES†		(1,760)
TOTAL NET ASSETS — 100.0%		$2,172,383,638

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$10,086	$222	$926	$(487)	$8,895	136	$1,039	—
NT Disciplined Growth Fund	62,379	1,606	3,459	2,273	62,799	3,477	1,168	—
NT Equity Growth Fund	84,151	2,322	4,680	2,342	84,135	6,092	1,142	$293
NT Focused Large Cap Value Fund	200,240	7,916	7,348	233	201,041	14,970	1,934	1,116
NT Growth Fund	107,546	3,270	4,608	3,031	109,239	4,229	4,012	—
NT Heritage Fund	61,600	1,444	2,389	411	61,066	3,363	1,629	—
NT Mid Cap Value Fund	111,525	3,596	4,721	880	111,280	7,326	1,178	626
Small Cap Growth Fund	23,287	490	1,125	863	23,515	796	415	—
Small Cap Value Fund	23,691	712	850	153	23,706	2,051	380	82
Sustainable Equity Fund	155,874	5,313	7,295	6,294	160,186	3,300	3,606	—
Inflation-Adjusted Bond Fund	103,657	1,811	7,809	203	97,862	7,436	347	—
NT Diversified Bond Fund	443,942	14,835	38,596	(5,219)	414,962	36,951	(450)	1,979
NT High Income Fund	97,839	2,841	6,552	(772)	93,356	9,345	23	1,321
Short Duration Fund	100,130	2,999	2,993	(379)	99,757	9,555	(7)	480
Short Duration Inflation Protection Bond Fund	65,387	1,494	1,311	695	66,265	5,838	10	—
Non-U.S. Intrinsic Value Fund	21,703	549	1,861	435	20,826	1,978	95	—
NT Emerging Markets Fund	28,774	1,040	1,413	(699)	27,702	1,872	619	—
NT Global Real Estate Fund	29,617	892	1,831	316	28,994	2,126	733	—
NT International Growth Fund	102,281	4,232	4,959	(350)	101,204	6,401	3,692	—
NT International Small-Mid Cap Fund	24,238	266	1,603	178	23,079	1,411	985	—
NT International Value Fund	90,906	3,600	4,019	(909)	89,578	8,443	459	—
Emerging Markets Debt Fund	46,288	1,410	1,976	(537)	45,185	4,316	(18)	520
Global Bond Fund	186,424	4,140	11,126	(3,247)	176,191	16,812	(14)	847
International Bond Fund	43,072	733	792	(1,451)	41,562	3,063	(18)	—
	$2,224,637	$67,733	$124,242	$4,257	$2,172,385	161,287	$22,959	$7,264
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.